Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 2,052	$ 2,082	$ 7,759	$ 7,669	$ 7,947
Adjustments to reconcile net income to net cash provided by operating activities :
Depreciation and amortization	384	357	1,431	1,410	1,418
Amortization of fair value adjustments, net (loans, deposits and borrowings)	57	28	122	109	98
Amortization of securities, net	247	281	1,038	1,180	1,070
Net (increase) decrease in mortgage servicing rights	(382)	228	(337)	173	(279)
Net (increase) decrease in loans held-for-sale	3,427	(953)	(8,549)	2,453	(3,809)
Amortization of deferred expenses relating to issuance of capital securities and subordinated debentures			11	11	11
Change in cash surrender value of life insurance	(136)	(114)	(545)	(462)	(382)
Amortization of intangible assets	151	114	425	424	474
Provision for loan losses	414	155	2,705	1,351	2,182
Net gain on sales of premises, equipment, investment in real estate, other real estate owned and other assets			(40)	(27)	(49)
Decrease in accrued interest receivable and other assets	19	336	1,082	590	2,494
Impairment losses on other real estate owned			183
Net gain on sales of other real estate owned		(9)
Write-down of other real estate owned		190
Net gain on sales and calls of securities	(167)	(1,151)	(3,819)	(2,588)	(2,083)
Income from equity interest in Charter Holding Corp.	(98)	(111)	(444)	(573)	(192)
Deferred tax expense (benefit)			479	791	(105)
Change in deferred loan origination fees and cost, net	(48)	155	(1,118)	(381)	74
Increase (decrease) in accrued expenses and other liabilities	2,382	2,731	713	(1,509)	1,532
Net cash (used in) provided by operating activities	8,302	4,319	1,096	10,621	10,401
Cash flows from investing activities:
Capital expenditures	(1,579)	(534)
Capital expenditures - investment in real estate			(503)		(140)
Disposal of fixed assets	40
Capital expenditures - software			(70)	(192)	(76)
Proceeds from sales and calls of securities available-for-sale	18,658	40,496	194,300	102,600	109,500
Capital expenditures - premises and equipment			(1,297)	(925)	(868)
Proceeds from sales of securities available-for-sale			194,347	102,632	109,539
Purchases of securities available-for-sale	(740)	(52,127)	(223,664)	(156,667)	(131,964)
Proceeds from maturities of securities available-for-sale			50,022	44,290	46,266
Redemption of Federal Home Loan Bank stock	213	119	119
Purchases of Federal Home Loan Bank stock			(1,627)		(1,439)
Capital distribution - Charter Holding Corp., at equity			438	545	203
Additional investment in Charter Holding Corp.					(1,765)
Loan originations and principal collections, net	1,691	(22,523)	(96,888)	(35,885)	(48,789)
Purchases of loans			(4,799)	(6,372)	(8,980)
Recoveries of loans previously charged off			596	365	215
Proceeds from sales of other real estate and other assets		403	1,409	135	306
Investment in bank owned life insurance		(5,000)	(5,000)	(2,500)
Net cash (used in) provided by investing activities	18,283	(39,166)	(88,553)	(54,761)	(37,503)
Premium paid on life insurance policies			(13)	(12)	(11)
Cash flows from financing activities:
Net (decrease) increase in deposits	(36,934)	7,541	(16,320)	(15,678)	10,829
Net (decrease) increase in repurchase agreements	4,686	2,661	(895)	(651)	4,046
Net (decrease) increase in advances from Federal Home Loan Bank and other borrowings	(10,499)	39,728
Redemption of stock warrants		(737)	(737)
Dividends paid on preferred stock	(64)	(238)	(848)	(484)	(500)
Dividends paid on common stock	(893)	(758)	(3,052)	(3,002)	(3,001)
Net cash (used in) provided by financing activities	(43,704)	48,197	102,129	35,667	22,276
Net increase in demand deposits, savings and NOW accounts			64,159	40,482	32,962
Increase (decrease) in short-term advances from Federal Home Loan Bank			15,000	15,000	(40,000)
Principal advances from Federal Home Loan Bank			45,000	5,000	75,000
Repayment of advances from Federal Home Loan Bank				(15,000)	(55,000)
Repayment of other borrowed funds			(543)		(2,078)
Proceeds from issuance of preferred stock				20,000
Redemption of preferred stock				(10,000)
Proceeds from exercise of stock options			365		18
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(17,119)	13,350	14,672	(8,473)	(4,826)
CASH AND CASH EQUIVALENTS, beginning of period	39,412	24,740	24,740	33,213	38,039
CASH AND CASH EQUIVALENTS, end of period	22,293	38,090	39,412	24,740	33,213
Cash paid during the period for:
Interest on deposit accounts	1,052	1,240	7,396	8,763	9,769
Interest on advances and other borrowed money	721	718
Total interest paid	1,773	1,958
Income taxes paid (received)	366	(58)	3,633	1,850	4,630
Loans transferred to other real estate owned			547	1,891	310
Loans originated from sales of other real estate owned			237	508	119
Allowance for loan losses transferred to other liabilities					175
Acquisitions:
Premises and equipment acquired			729	34
Intangible assets acquired			2,086
Total assets			115,762	837
Deposits assumed			98,479
Federal Home Loan Bank borrowings assumed			1,754
Other liabilities assumed			897	372
Total, liabilities			101,130	372
Net assets acquired			14,632	465
Merger costs			21,378	1,769
McCrillis and Eldredge Insurance, Inc
Cash flows from investing activities:
Cash and cash equivalents acquired, net of expenses and cash paid				(175)
Nashua Bank
Cash flows from investing activities:
Cash and cash equivalents acquired, net of expenses and cash paid			(1,623)
Cash and Cash Equivalents
Acquisitions:
Assets acquired			2,790	97
Available-for-sale Securities
Acquisitions:
Investments			20,852	25
Federal Home Loan Bank Stock
Acquisitions:
Investments			383
Net Loans acquired
Acquisitions:
Receivables			88,203
Real Estate Investment
Acquisitions:
Investments			249
Accrued Income Receivable
Acquisitions:
Receivables			375
Life Insurance Policies
Acquisitions:
Investments				15
Other Assets
Acquisitions:
Assets acquired			95	37
Customer list intangible
Acquisitions:
Intangible assets acquired				629
Goodwill
Acquisitions:
Assets acquired			$ 6,746	$ 1,304